Liquidity and Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liquidity and Going Concern [Abstract]
Substantial doubt	true
incurred net losses	$ (2,681,330)	$ 913,401	$ 368,614
Operating activites	(527,838)	(297,730)	$ 27,428
Working capital	5,087,129
cash and cash equivalents	$ 416,092	$ 545,472